Note 3 - Acquisition (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Assets acquired:
Property and equipment	$2,570
Other intangible assets	818
Assets acquired	$3,388

Liabilities assumed:
Deferred rental income	$266
Total liabilities assumed	$266

Total consideration	$3,122